Selected Statements of Income (Loss) Data (Tables)	12 Months Ended
Dec. 31, 2024
Selected Statements of Income (Loss) Data [Abstract]
Schedule of Financial Income, Net	Financial income, net:
	Years ended December 31,
	2024	2023	2022

Financial Income:
Interest income	$4,692	$4,304	$1,778
Foreign currency exchange gain	927	730	1,313
	5,619	5,034	3,091
Financial expenses:
Bank charges	(189)	(135)	(16)
Foreign currency exchange loss	(1,315)	(342)	(1,059)
	(1,504)	(477)	(1,075)
	$4,115	$4,557	$2,016

Schedule of Computation of Basic and Diluted Net Income (Loss) Per Ordinary Share

The following table sets forth the computation of basic and diluted net income (loss) per Ordinary Share:

	Years ended December 31,
	2024	2023	2022
Numerator:
Numerator for basic net income per Ordinary Share	$6,968	$3,713	$(2,257)
Numerator for dilutive net income (loss) per Ordinary Share	$6,968	$3,713	$(2,257)

Denominator:
Denominator for basic net income (loss) per Ordinary Share - weighted average number of Ordinary Shares	15,666,457	15,098,642	14,525,449
Effect of dilutive securities:
Share-based compensation granted	488,693	199,305	-
Denominator for diluted net income (loss) per Ordinary Share - adjusted weighted average number of Ordinary Shares	16,155,150	15,297,947	14,525,449